Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares Cumulative effect upon adoption of ASU 2023-08		Ordinary shares		Treasury shares Cumulative effect upon adoption of ASU 2023-08	Treasury shares		Additional paid-in capital Cumulative effect upon adoption of ASU 2023-08	Additional paid-in capital	Retained earnings Cumulative effect upon adoption of ASU 2023-08	Retained earnings	Cumulative effect upon adoption of ASU 2023-08	Total
Balance at Dec. 31, 2021				$ 14						$ (14)		$ 4,834		$ 4,834
Balance (in Shares) at Dec. 31, 2021	[1]			142,500,000
Balance (in Shares) at Dec. 31, 2021
Issuance of new ordinary shares				$ 1						1,562				1,563
Issuance of new ordinary shares (in Shares)	[1]			7,500,000
Acquisition of treasury shares							$ (2,000)							(2,000)
Acquisition of treasury shares (in Shares)	[1]						204,348
Net income												2,442		2,442
Balance at Dec. 31, 2022				$ 15			$ (2,000)			1,548		7,276		6,839
Balance (in Shares) at Dec. 31, 2022	[1]			150,000,000
Balance (in Shares) at Dec. 31, 2022	[1]						204,348
Net income												10,495		10,495
Balance at Dec. 31, 2023				$ 15			$ (2,000)			$ 1,548	$ 6,436	$ 17,771	$ 6,436	$ 17,334
Balance (in Shares) at Dec. 31, 2023				150,000,000	[1]									150,000,000	[2]
Balance (in Shares) at Dec. 31, 2023							204,348	[1]						204,348
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing and Stock Purchase Agreements, net of issuance costs		$ 1							57,529				57,530
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing and Stock Purchase Agreements, net of issuance costs (in Shares)	[1]	13,106,615
Share-based compensation expense									26,065				26,065
Sale of treasury shares						$ 2,000			(866)				1,134
Sale of treasury shares (in Shares)	[1]					(204,348)
Net income											53,963		53,963	$ 53,963
Balance at Dec. 31, 2024		$ 16							$ 84,276		$ 78,170		$ 162,462	$ 162,462
Balance (in Shares) at Dec. 31, 2024		163,106,615	[1]											163,106,615	[2]
Balance (in Shares) at Dec. 31, 2024

[1]	The share data has been retroactively re-stated to reflect the current capital structure of the Company.
[2]	The share data has been retroactively restated to reflect the current capital structure of the Company